Cover	Jan. 18, 2023
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jan. 18, 2023
Entity File Number	333-176587
Entity Registrant Name	il2m INTERNATIONAL CORP.
Entity Central Index Key	0001520512
Entity Tax Identification Number	27-3492854
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	370 Amapola Ave.
Entity Address, Address Line Two	Suite 200-A
Entity Address, City or Town	Torrance
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	90501
City Area Code	(424)
Local Phone Number	358-1046
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.001
Trading Symbol	ILIM
Entity Emerging Growth Company	false
Elected Not To Use the Extended Transition Period	false